Annual Total Returns[BarChart] - Consumer Goods UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.28%	16.50%	44.99%	15.43%	5.78%	4.79%	22.80%	(22.65%)	40.52%	44.06%